Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Loan from the banks, maturity date after refinancing		Dec. 28, 2021
Loan principle prepaid		¥ 170,000
Loan from the banks	[1]	¥ 174,000	¥ 344,000
Loan from the banks, floating interest rate		0.21%	0.09%
Unused line of credit		¥ 0

[1]	Canon prepaid ¥170,000 million of the outstanding loan under the unsecured revolving credit facility contracts on December 28, 2021 before its due date. The remaining balance of ¥174,000 was refinanced with a new expiration date in December 2023 under the credit facilities. The outstanding loans under the credit facilities are ¥174,000 million at a floating interest of 0.21% and Canon has no unused credit facilities as of December 31, 2021.